CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Convertible notes payable, net of unamortized discount		$ 0	$ 258,938
Preferred stock, shares par value		$ 0.001	$ 0.001
Preferred stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, shares par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	300,000,000	300,000,000	300,000,000
Common stock, shares issued	17,834,023	15,982,472	10,605,412
Common stock, shares outstanding	17,747,526	15,895,975	10,589,915
Treasury stock, Preferred		86,497	15,497
Preferred Stock, Share Issued	0	0	0
Preferred Stock,Shares Outstanding	0	0	0
Treasury stock, Common	86,497	86,497
Series A Preferred Stock [Member]
Preferred stock, shares par value		$ 1.000	$ 0.001
Preferred stock, shares authorized		6,000,000	6,000,000
Preferred Stock, Share Issued		0	0
Preferred Stock,Shares Outstanding		0	0
Preferred Stock, liquidation preference		$ 0	$ 372,414